Operating Expenses (Details) - Schedule of Cost of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 24,084,598	$ 27,092,577	$ 16,955,555
Depreciation and amortization expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	9,322,334	8,456,349	5,203,696
Personnel expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	6,285,287	7,702,964	5,188,288
Operating lease expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	2,210,841	3,390,748	886,151
Rental vehicle maintenance and repair expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	2,286,401	3,412,207	2,578,642
Data cost expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	953,238	1,388,243	698,599
Fuel Expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	440,159	771,863	270,161
Electricity expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	352,486	439,664	145,896
Rent Expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	307,326	154,905	553,431
Loss on disposal of assets [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	331,491	143,527	178,619
Transportation expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	302,459	118,561	43,987
Commission expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	293,411	327,227	259,271
Service vehicle maintenance expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	146,034	236,760	242,188
Warehouse expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	85,205	109,796	62,478
Inventory provision expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	62,805
Occupancy tax expense [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	105,280	111,153	554,253
Office Expenses [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	25,275	2,512
Other [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenues	$ 574,566	$ 326,098	$ 89,895